Derivative Instruments and Hedging Activities (Gains or Losses Recognized in AOCI for the Cash Flow Hedges) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)	$ 28.7	$ (249.0)
Forward Contract Power [Member]
Beginning accumulated derivative gain / (loss) in AOCI	0.2	1.4	1.4	(3.0)	0.3
Net gains / (losses) associated with current period hedging transactions	0.1	(12.9)	(19.0)	1.0	(2.6)
Ending accumulated derivative gain / (loss) in AOCI	1.0	(5.7)	0.2	1.4	(3.0)
Portion expected to be reclassified to earnings in the next twelve months	1.1		3.5
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	21 months		24 months
Interest Rate Contract [Member]
Beginning accumulated derivative gain / (loss) in AOCI	18.3	19.2	19.2	0.5	(0.8)
Net gains / (losses) associated with current period hedging transactions				18.7	1.1
Ending accumulated derivative gain / (loss) in AOCI	18.2	18.9	18.3	19.2	0.5
Net gains / (losses) associated with the ineffective portion of the hedging transaction				0.8	0.2
Portion expected to be reclassified to earnings in the next twelve months	0.9		(0.9)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	0 months		0 months
Interest Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(0.1)	(0.3)	(0.9)		0.2
Revenue [Member] | Forward Contract Power [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(0.2)	6.5	18.3	2.1	(0.7)
Purchased Power [Member] | Forward Contract Power [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.9	$ (0.7)	$ (0.5)	$ 1.3